Prepayments For Construction and Equipment Purchase (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments For Construction and Equipment Purchase [Abstract]
Schedule of prepayments for new plant in Wenling Taizhou, China
	As of	As of
	December 31, 2016	December 31, 2015
Prepayments for equipment purchase	$768,129	$2,003,400
Deposit for plant construction	1,321,990	-
Prepayments for land construction	102,117	-
	$2,192,236	$2,003,400